General Information	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information

1. General Information

The accompanying unaudited interim consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on February 20, 2013 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2013 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2013. A discussion of the Company's significant accounting policies can be found in the audited consolidated financial statements for the fiscal year ended December 31, 2012, as filed on Form 20-F on February 20, 2013.

The consolidated balance sheet as of December 31, 2012 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is engaged in the seaborne transportation industry through the ownership and operation of containerships and is the sole owner of all outstanding shares of the following subsidiaries, each incorporated in the Marshall Islands:

  Likiep Shipping Company Inc. (“Likiep”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Sagitta”, which was built and delivered on June 29, 2010.

  Orangina Inc. (“Orangina”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Centaurus”, which was built and delivered on July 9, 2010.

  Lemongina Inc. (“Lemongina”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Garnet” (built in 1995), which was acquired on November 19, 2012.

  Ralik Shipping Company Inc. (“Ralik”), owner of the Marshall Islands flag, 4,206 TEU capacity container vessel, “Maersk Madrid” (built in 1989), which was acquired on June 14, 2011 and sold on April 16, 2013 (Note 3).

  Mili Shipping Company Inc. (“Mili”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Malacca” (built in 1990), which was acquired on June 22, 2011 and sold on May 1, 2013 (Note 3).

  Ebon Shipping Company Inc. (“Ebon”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Merlion” (built in 1990), which was acquired on June 17, 2011 and sold on May 17, 2013 (Note 3).

  Mejit Shipping Company Inc. (“Mejit”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Sardonyx” (built in 1995), which was acquired on February 17, 2012.

  Micronesia Shipping Company Inc. (“Micronesia”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Spinel” (built in 1996), which was acquired on March 1, 2012.

  Rongerik Shipping Company Inc. (“Rongerik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Marco” (built in 2001), which was acquired on February 6, 2012. In August 2012, the vessel was renamed to “Cap Domingo”.

  Utirik Shipping Company Inc. (“Utirik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Raphael” (built in 2002), which was acquired on February 6, 2012. In September 2012, the vessel was renamed to “Cap Doukato”.

  Nauru Shipping Company Inc. (“Nauru”), owner of the Marshall Islands flag, 4,024 TEU capacity container vessel, “Hanjin Malta” (built in 1993), which was acquired on March 15, 2013 (Note 3).

  Eluk Shipping Company Inc. (“Eluk”), was established for the purpose of acquiring container vessels. In May 2013, Eluk entered into a loan agreement with Diana Shipping Inc., discussed in Note 2. As at June 30, 2013, Eluk did not own any vessel.

  Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. Pursuant to the management agreements, UOT receives a fixed commission of 2% on the gross charter hire and freight earned by each vessel, a technical management fee of $15 per vessel per month for employed vessels and will receive $8 per vessel per month for laid-up vessels, if any. In addition, pursuant to the administrative agreement, UOT receives a fixed monthly fee of $10. Since March 1, 2013 the management and administrative fees payable to UOT are eliminated in consolidation as intercompany transactions. Similar fees for the period January 1, 2013 to February 28, 2013 were payable to Diana Shipping Services S.A. and are reflected in Management fees and in Voyage expenses in the accompanying unaudited interim consolidated statements of operations (Note 2).

During the six months ended June 30, 2013 and 2012, charterers that accounted for more than 10% of the Company's revenues were as follows:

Charterer	2013	2012
A	29%	49%
B	23%	21%
C	-	11%
D	-	19%
E	38%	-